Right of use assets (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Disclosure Of Future Minimum Lease Payments Under Non-cancellable Operating Leases
The reconciliation of the group’s commitments towards all its
f
uture minimum rental payments under non cancellable operating leases as at March 31, 2019 and lease liability recognized as per IFRS 16 as at April 1, 2019 is as follows:

	(In millions)
Future minimum lease payments under n on - cancellable operating leases as at March 31, 2019	US$	822.4	Rs.	62,223.7
Operating leases with renewal and termination options, others, etc. recorded on transition		432.3		32,712.0
Extension and termination options in lease contract considered in lease liability recognized under IFRS 16		8.6		648.4
Operating lease commitements for which no lease liabilities have been recorded on transition		(57.8)		(4,375.9)

Gross lease liabilities for former operating leases as at April 1, 2019		1,205.5		91,208.2
Discounting impact		(452.6)		(34,247.6)

Lease liabilities for former operating leases as at April 1, 2019		752.9		56,960.6
Present value of finance lease liabilities as at March 31, 2019		11.1		837.0

Total lease liabilities as at April 1, 2019	US$	764.0	Rs.	57,797.6

Summary Of Break Up Of Lease Liabilities Included In Consolidated Balance Sheet
The following amounts are included in the Consolidated Balance Sheet as at March 31, 2020:

	(In millions)
Current lease liabilities	US$	107.6	Rs.	8,141.8
Non-current lease liabilities		682.3		51,629.4

Total lease liabilities	US$	789.9	Rs.	59,771.2

Summary of Amounts Recognized In The Consolidated Income Statement
The following amounts are recognized in the consolidated income statement for the year ended March 31, 2020:

	(In millions)
Interest expense on lease liabilities	US$	62.0	Rs.	4,692.5
Variable lease payment not included in the measurement of lease liabilities		0.4		29.8
Income from sub-leasing of right-of-use assets		—		—
Expenses related to short-term leases		20.5		1,553.4
Expenses related to low-value assets, excluding short-term leases of low-value assets		9.2		695.6
Gains or losses arising from sale-and-leaseback transactions	US$	—	Rs.	—

Summary Of Quantitative Information About Right to use Assets

Right of use assets consist of the following:															(In millions)
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
Cost as at April 1, 2019		—				—		—		—		—		—		—
Effect of transition on adoption of IFRS 16	Rs.	2,673.9	Rs.	52,049.9	Rs.	7,867.0	Rs.	43.3	Rs.	178.6	Rs.	3,033.3	Rs.	349.8	Rs.	66,195.8
Additions		—		7,578.2		3,684.1		1,199.2		823.0		281.1		—		13,565.6
Disposals/adjustments		—		(1,443.0)		—		—		(14.1)		—		—		(1,457.1)
Currency translation differences		57.5		1,846.7		226.0		87.6		36.0		47.0		11.7		2,312.5

Cost as at March 31, 2020		2,731.4		60,031.8		11,777.1		1,330.1		1,023.5		3,361.4		361.5		80,616.8

Accumulated amortization as at April 1, 2019
Effect of transition on adoption of IFRS 16		(1.5)		(396.5)		(1,427.0)		(23.7)		—		(1,805.7)		—		(3,654.4)
Amortization for the period		(339.0)		(7,101.9)		(2,444.5)		(109.9)		(336.1)		(745.1)		(88.3)		(11,164.8)
Impairment of Asset		—		(2,539.8)		(114.8)		—		—		(0.3)		—		(2,654.9)
Disposal/adjustments		—		299.6		—		—		8.6		—		—		308.2
Currency translation differences		(13.3)		(222.5)		(95.1)		(6.2)		(13.4)		(28.3)		(3.6)		(382.4)

Accumulated amortization as at March 31, 2020		(353.8)		(9,961.1)		(4,081.4)		(139.8)		(340.9)		(2,579.4)		(91.9)		(17,548.3)

Net carrying amount as at March 31, 2020	Rs.	2,377.6	Rs.	50,070.7	Rs.	7,695.7	Rs.	1,190.3	Rs.	682.6	Rs.	782.0	Rs.	269.6	Rs.	63,068.5

															US$	833.5

Summary Of Maturity Analysis Of The Contractual Undiscounted Cash Flows	The following is the summary of future minimum lease rental payments under non-cancellable
operating leases and finance leases entered into by the Company:

	As at March 31, 2019
	Operating		Finance
	Minimum Lease Payments		Minimum Lease Payments		Present value of minimum lease payments
Not later than one year	Rs.	10,994.1	Rs.	330.0	Rs.	295.9
Later than one year but not later than five years		26,261.2		970.9		791.2
Later than five years		24,968.3		2,492.5		647.6

Total minimum lease commitments	Rs.	62,223.6	Rs.	3,793.4	Rs.	1,734.7
Less: future finance charges				(2,058.7)

Present value of minimumlease payments				1,734.7

Included in the financial statements as:
Other financial liabilities - current (refer note 23)					Rs.	173.0
Other financial liabilities - non-current (refer note 24)						1,561.7

					Rs.	1,734.7